Semiannual Report

as of January 31, 2001

Evergreen

CRT Money Market Funds

Evergreen Funds℠

SINCE 1952

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

Evergreen Distributor, Inc.

Evergreen FundsSM is a service mark of Evergreen Investment Services, Inc.

Evergreen CRT Money Market Funds
Letter to Shareholders
March 2001

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Cash Resource Trust Money Market Funds semiannual report, which covers the six-month period ended January 31, 2001.

A Challenging Environment for Investors

During the final half of 2000, stocks continued to suffer as growth in the stock market dramatically slowed. Investors watched as the Federal Reserve Board acted to stem inflation by raising interest rates. Areas such as technology, communications and biotechnology stocks reigned supreme in the beginning of 2000, but underwent a volatile environment during the last six months of the year.

In the first part of the period, the Federal Reserve Board responded aggressively by increasing interest rates several times during the final six months of 2000, resulting in the highest Fed funds rate since May 1995. More recently, in an effort to stimulate the sluggish economy, the Federal Reserve Board reversed course and decreased interest rates twice in January 2001. The movements of the Federal Reserve Board are being closely monitored and we believe there may be more interest rate decreases to follow in the coming months.

Despite the recent volatility, the threat of inflation and the Federal Reserve’s response to it, investors remain positive about the U.S. economy and the long-term potential of the U.S. markets. At Evergreen, we believe the economy is still fundamentally strong and that the Federal Reserve Board will continue to act aggressively to contain inflation. We remain cautiously optimistic about continued growth in the markets and believe there is a valuable lesson to be learned from the market volatility of the last six months: remain focused on your goals and ensure that your investments are suitable for your specific needs.

The Value of Diversification

An environment like this year’s offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives. Please visit us online at www.evergreen-funds.com for more information about Evergreen Funds.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

Evergreen CRT Money Market Funds
Evergreen CRT California Tax-Exempt Money Market Fund
Fund at a Glance as of January 31, 2001

Portfolio Management Steven C. Shachat Tenure: May 1999

PERFORMANCE AND RETURNS*[1]
Class A
Inception Date	12/09/1996

6 month return	1.65%

Average Annual Returns

1 year	3.22%

Since Portfolio Inception	2.71%

7-day annualized yield	3.85%

30-day annualized yield	2.56%

6-month distributions per share	$0.02

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 149,429,781
Average Maturity: 29 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

All data is as of January 31, 2001 and subject to change.

Evergreen CRT Money Market Funds
Evergreen CRT Money Market Fund
Fund at a Glance as of January 31, 2001

Portfolio Management
J. Kellie Allen	Bryan K. White, CFA
Tenure: May 1999	Tenure: May 1999

PERFORMANCE AND RETURNS*[1]
Class A
Inception Date	12/20/1993

6 month return	2.96%

Average Annual Returns

1 year	5.80%

5 years	4.96%

Since Portfolio Inception	4.81%

7-day annualized yield	5.40%

30-day annualized yield	5.59%

6-month distributions per share	$0.03

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 6,904,659,053
Average Maturity: 33 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

All data is as of January 31, 2001 and subject to change.

Evergreen CRT Money Market Funds
Evergreen CRT New York Tax-Exempt Money Market Fund
Fund at a Glance as of January 31, 2001

Portfolio Management
Steven C. Shachat
Tenure: May 1999

PERFORMANCE AND RETURNS*[1]
Class A
Inception Date	12/09/1996

6 month return	1.75%

Average Annual Returns

1 year	3.48%

Since Portfolio Inception	2.87%

7-day annualized yield	3.67%

30-day annualized yield	2.59%

6-month distributions per share	$0.02

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 80,329,836
Average Maturity: 42 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

All data is as of January 31, 2001 and subject to change.

Evergreen CRT Money Market Funds
Evergreen CRT Tax-Exempt Money Market Fund
Fund at a Glance as of January 31, 2001

Portfolio Management
Steven C. Shachat
Tenure: May 1999

PERFORMANCE AND RETURNS*[1]
Class A
Inception Date	12/20/1993

6 month return	1.79%

Average Annual Returns

1 year	3.55%

5 years	2.97%

Since Portfolio Inception	2.90%

7-day annualized yield	3.93%

30-day annualized yield	2.56%

6-month distributions per share	$0.02

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 1,009,493,516
Average Maturity: 19 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

The yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

All data is as of January 31, 2001 and subject to change.

Evergreen CRT Money Market Funds
Evergreen U.S. Government Money Market Fund
Fund at a Glance as of January 31, 2001

Portfolio Management
Kellie Allen	Bryan K. White, CFA
Tenure: May 1999	Tenure: May 1999

PERFORMANCE AND RETURNS*[1]
Class A
Inception Date	12/20/1993

6 month return	2.90%

Average Annual Returns

1 year	5.67%

5 years	4.86%

Since Portfolio Inception	4.70%

7-day annualized yield	5.16%

30-day annualized yield	5.26%

6-month distributions per share	$0.03

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

ANNUALIZED 7-DAY YIELD

Total Net Assets: $ 3,967,610,048
Average Maturity: 28 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

U.S. government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

All data is as of January 31, 2001 and subject to change.

Evergreen CRT Money Market Funds

Financial Highlights

(For a share outstanding throughout each period)

	CRT California Tax-Exempt Money Market Fund
	Six Months Ended January 31, 2001 (Unaudited)		Year Ended July 31,
			2000	1999	1998	1997 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.02		0.03	0.02	0.03	0.02

Distributions to shareholders from

Net investment income	(0.02)		(0.03)	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.65%		2.84%	2.22%	2.74%	1.76%

Ratios and supplemental data

Net assets, end of period (millions)	$149		$121	$106	$96	$89
Ratios to average net assets
Expenses‡	0.78%	†	0.78%	0.78%	0.75%	0.75%	†
Net investment income	3.27%	†	2.80%	2.24%	2.70%	2.70%	†

(a)	For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
‡	The ratio of expenses to average net assets excludes expense reductions.
†	Annualized.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Financial Highlights (continued)

(For a share outstanding throughout each period)

	CRT Money Market Fund
	Six Months Ended January 31, 2001 (Unaudited)		Year Ended July 31,
			2000	1999	1998	1997		1996

CLASS A SHARES

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00

Income from investment operations

Net investment income	0.03		0.05	0.04	0.05	0.05	#	0.05

Distributions to shareholders from

Net investment income	(0.03)		(0.05)	(0.04)	(0.05)	(0.05	)#	(0.05)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00

Total return	2.96%		5.26%	4.49%	4.95%	4.77%		4.91%

Ratios and supplemental data

Net assets, end of period (millions)	$6,905		$5,575	$4,849	$3,818	$2,942		$647
Ratios to average net assets
Expenses‡	0.88%	†	0.88%	0.85%	0.84%	0.86%		0.82%
Net investment income	5.83%	†	5.16%	4.35%	4.84%	4.67%		4.77%

#	Includes net realized capital gains (losses) which were less than $0.01 per share.
‡	The ratio of expenses to average net assets excludes expense reductions.
†	Annualized.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Financial Highlights (continued)

(For a share outstanding throughout each period)

	CRT New York Tax-Exempt Money Market Fund
	Six Months Ended January 31, 2001 (Unaudited)		Year Ended July 31,
			2000	1999	1998	1997 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.02		0.03	0.02	0.03	0.02

Distributions to shareholders from

Net investment income	(0.02)		(0.03)	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.75%		3.16%	2.44%	2.76%	1.77%

Ratios and supplemental data

Net assets, end of period (millions)	$80		$41	$21	$15	$12
Ratios to average net assets
Expenses‡	0.84%	†	0.81%	0.80%	0.80%	0.80%	†
Net investment income	3.49%	†	3.21%	2.32%	2.72%	2.77%	†

(a)	For the period from December 9, 1996 (commencement of operations) to July 31, 1997.
‡	The ratio of expenses to average net assets excludes expense reductions.
†	Annualized.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Financial Highlights (continued)

(For a share outstanding throughout each period)

	CRT Tax-Exempt Money Market Fund
	Six Months Ended January 31, 2001 (Unaudited)		Year Ended July 31,
			2000	1999	1998	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations

Net investment income	0.02		0.03	0.03	0.03	0.03	0.03

Distributions to shareholders from

Net investment income	(0.02)		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.79%		3.19%	2.63%	2.96%	2.91%	2.90%

Ratios and supplemental data

Net assets, end of period (millions)	$1,009		$823	$832	$815	$744	$291
Ratios to average net assets
Expenses‡	0.75%	†	0.74%	0.73%	0.71%	0.71%	0.76%
Net investment income	3.51%	†	3.12%	2.53%	2.91%	2.88%	2.85%

‡	The ratio of expenses to average net assets excludes expense reductions.
†	Annualized.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Financial Highlights (continued)

(For a share outstanding throughout each period)

	U.S. Government Money Market Fund
	Six Months Ended January 31, 2001 (Unaudited)		Year Ended July 31,
			2000	1999	1998		1997		1996

CLASS A SHARES

Net asset value, beginning of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Income from investment operations

Net investment income	0.03		0.05	0.04	0.05	#	0.05	#	0.05

Distributions to shareholders from

Net investment income	(0.03)		(0.05)	(0.04)	(0.05	)#	(0.05	)#	(0.05)

Net asset value, end of period	$ 1.00		$ 1.00	$ 1.00	$ 1.00		$ 1.00		$ 1.00

Total return	2.90%		5.12%	4.28%	4.92%		4.72%		4.74%

Ratios and supplemental data

Net assets, end of period (millions)	$3,968		$3,404	$3,577	$3,162		$2,919		$1,402
Ratios to average net assets Expenses‡	0.83%	†	0.82%	0.82%	0.81%		0.81%		0.93%
Net investment income	5.68%	†	4.99%	4.27%	4.80%		4.63%		4.63%

#	Includes net realized capital gains (losses) which were less than $0.01 per share.
‡	The ratio of expenses to average net assets excludes expense reductions.
†	Annualized.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations – 100.1%

Airport – 2.2%
San Francisco, CA City & Cnty. Arpt. Commission Intl. RB, 4.28%, VRDN	$ 3,345,000	$ 3,345,000

Community Development District – 4.7%
Avalon, CA Community Impt. Agcy. Tax Allocation RB, Community Impt. Proj., (LOC: Union Bank of CA), 4.20%, VRDN	7,000,000	7,000,000

Education – 10.9%
Los Angeles, CA Unified Sch. Dist. Master Trust Cert., Ser. 1999-7, (SPA: ABN AMRO Bank NV & Ins. by MBIA), 3.12%, VRDN	3,400,000	3,400,000
Midway, CA Sch. Dist. COP, Refining Proj., Ser. 2000, (LOC: Union Bank NA), 4.40%, VRDN	6,125,000	6,125,000
San Diego Cnty. Sch. Dist. TRAN, 6.00%, 10/4/2001	6,725,000	6,809,686

		16,334,686

General Obligation – Local – 4.7%
Orange Cnty., CA COP, 6.70%, 8/1/2001	1,000,000	1,024,603
West Costa Contra, CA Unified Sch. Dist. TRAN, 5.00%, 8/8/2001	6,000,000	6,023,118

		7,047,721

General Obligation – State – 14.2%
California GO:
3.63%, VRDN	5,000,000	5,000,000
3.88%, VRDN	8,700,000	8,700,000
4.18%, VRDN	2,445,000	2,445,000
Puerto Rico Govt. Dev. Bank CP, 3.70%, 2/23/2001	5,055,000	5,055,000

		21,200,000

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Hospital – 4.5%
California Hlth. Facs. Finance Auth. RB, Kaiser Permanente:
Ser. 1998-26, (Liq.: Morgan Stanley Dean Witter, Inc. & Ins. by FSA), 4.08%, VRDN	$ 2,300,000	$ 2,300,000
Ser. 1998-152, (Liq.: Morgan Stanley Dean Witter, Inc. & Ins. by FSA), 4.08%, VRDN	1,135,000	1,135,000
South Carolina Jobs EDA, 4.60%, VRDN	3,300,000	3,300,000

		6,735,000

Housing – 6.5%
California Statewide Community Dev. Auth. MHRB, 4.75%, VRDN	8,500,000	8,500,000
Rensselaer Cnty., NY IDRB, Brunswick Senior Hsg. Proj., Ser. A, 4.30%, VRDN	1,200,000	1,200,000

		9,700,000

Lease – 12.3%
Koch Floating Rate Trust, Ser. 1999-2, (SPA: State Street Bank & Trust Co. & Ins. by AMBAC), 4.48%, VRDN	11,611,037	11,611,037
Los Angeles Cnty., CA Capital Asset Leasing, CA Equipment Proj., Ser. A, 6.00%, 6/1/2001	2,000,000	2,012,893
Pitney Bowes Credit Corp. Leasetops, Ser. 1998-1, (Liq.: Pitney Bowes Credit Corp. & Ins. by AMBAC), 4.25%, VRDN	4,713,322	4,713,322

		18,337,252

Manufacturing – 14.1%
Auburn, CA IDA RB, Coherent, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 5.90%, VRDN	1,500,000	1,500,000
California EDA IDRB, Boyd Furniture Co. Proj., (LOC: Heller Finl., Inc. & Chase Manhattan Bank), 4.10%, VRDN	5,700,000	5,700,000
California Infrastructure & Econ. Dev. Bank IDRB, Lance Camper Manufacturing Corp.:
Ser. A, (LOC: Union Bank of CA), 4.50%, VRDN	6,000,000	6,000,000
Ser. B, (LOC: Union Bank of CA), 4.50%, VRDN	2,920,000	2,920,000
Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Manufacturing (continued)
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc., (LOC: Norwest Bank NA), 4.80%, VRDN	$ 1,900,000	$ 1,900,000
Ontario, CA IDA RB, Erenberg Brothers Proj., Ser. 1988-A, (LOC: Tokai Bank, Ltd.), 5.90%, VRDN	800,000	800,000
Puerto Rico Indl. Med. & Env. PCRB, Becton Dickinson & Co., 4.10%, 3/1/2001	2,200,000	2,200,000

		21,020,000

Port Authority – 1.0%
San Diego, CA Unified Port Dist. CP, Lindburg Field, Ser. B, (LOC: Canadian Imperial Bank), 3.70%, 2/22/2001	1,419,000	1,419,000

Transportation – 3.3%
New Jersey Trans. Fund Auth. Trust, Ser. 2001-1, (LOC: Commerzbank AG), 4.48%, VRDN	3,500,000	3,500,000
Orange Cnty., CA Local Trans. Auth. Sales Tax RB, 5.50%, 2/15/2001	500,000	500,296
Sacramento, CA Transit Dist. COP, Ser. A, 6.25%, 3/1/2001	940,000	941,537

		4,941,833

Utility – 15.3%
California Infrastructure & Econ. Dev., 6.25%, VRDN	6,000,000	6,000,000
California Pollution Ctl. Fin. Auth., Pacific Gas & Elec. Proj.:
Ser. 96D, (LOC: UBS AG), 6.75%, VRDN	8,000,000	8,000,000
Ser. 96C, (SPA: Bank of America NA), 7.00%, VRDN	8,825,000	8,825,000

		22,825,000

Evergreen CRT Money Market Funds

CRT California Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Water & Sewer – 6.4%
Contra Costa, CA Wtr. Master Trust Cert., Ser. 1999-8, (SPA: ABN AMRO Bank NV & Ins. by FGIC), 3.95%, 5/30/2001	$ 500,000	$ 500,000
Los Angeles, CA Wastewater Munitops Master Trust, Ser. 1998-25, (SPA: ABN AMRO Bank NV & Ins. by FGIC), 3.12%, 2/7/2001	6,000,000	6,000,000
Olcese, CA Water Dist. COP, 5.65%, 2/1/2001	3,100,000	3,100,000

		9,600,000

Total Investments – (cost $149,505,492) – 100.1%		149,505,492

Other Assets and Liabilities – (0.1%)		(75,711)

Net Assets – 100.0%		$ 149,429,781

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments

January 31, 2001 (Unaudited)

	Principal Amount	Value

Commercial Paper – 66.2%

Asset Backed – 53.6%
Alpine Securitization Corp., 5.90%, 2/7/2001	$ 150,000,000	$ 149,852,500
Apreco, Inc., 6.54%, 2/23/2001	50,000,000	49,800,167
Asap Funding, Ltd.:
6.00%, 2/2/2001	100,000,000	99,983,333
6.05%, 2/1/2001	81,461,000	81,461,000
Asset Backed Capital Finance, Inc.:
6.075%, 2/1/2001	50,000,000	49,995,220
6.145%, 2/1/2001	80,000,000	80,000,000
7.36%, 5/15/2001	25,000,000	25,000,000
Asset One Securities LLC:
5.77%, 2/23/2001	61,151,000	60,935,374
5.92%, 2/14/2001	49,000,000	48,895,249
6.00%, 2/1/2001	88,000,000	88,000,000
6.00%, 2/9/2001	70,594,000	70,499,875
Associates Corp., 6.438%, 3/29/2001	50,000,000	50,000,000
Atlantic Asset Securitization Corp., 5.90%, 2/15/2001	93,052,000	92,838,497
Barton Capital Corp.:
5.89%, 2/2/2001	30,454,000	30,449,017
5.90%, 2/8/2001	43,298,000	43,248,328
Bavaria Corp., 5.90%, 2/5/2001	75,000,000	74,950,833
Brahms Funding Corp., 5.95%, 2/14/2001	64,609,000	64,470,180
Broadway Capital Corp.:
5.75%, 3/2/2001	50,000,000	49,768,403
6.00%, 2/1/2001	45,000,000	45,000,000
Check Point Charlie, Inc., 6.58%, 2/5/2001	76,270,000	76,214,238
Clipper Receivables Corp., 5.92%, 2/16/2001	50,000,000	49,876,667
Compass Security Corp., 5.93%, 2/6/2001	40,000,000	39,967,056
Concord Minutemen Capital Corp.:
5.60%, 2/23/2001	100,000,000	99,657,778
5.60%, 2/26/2001	25,130,000	25,032,272
5.87%, 2/8/2001	63,026,000	62,954,063
6.54%, 2/2/2001	62,406,000	62,394,663
Crown Point Capital Co., 6.44%, 3/7/2001	80,818,000	80,326,447
Discover Credit Card Corp., 5.93%, 2/15/2001	50,000,000	49,884,694
Four Winds Funding Corp.:
5.53%, 2/23/2001	100,000,000	99,662,056
6.55%, 2/1/2001	88,000,000	88,000,000
Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Commercial Paper (continued)

Asset Backed (continued)
Halogen Capital Co.:
5.80%, 2/14/2001	$ 34,415,000	$ 34,342,920
6.40%, 2/20/2001	75,763,000	75,507,089
Lake Front Funding LLC, 6.45%, 2/15/2001	49,905,000	49,779,822
Lexington Parker Capital Corp., 6.16%, 2/1/2001	50,000,000	50,000,000
Lyon Short Term Funding Corp.:
5.85%, 2/8/2001	45,228,000	45,176,553
5.85%, 2/12/2001	50,000,000	49,910,625
Montauk Funding Corp., 5.98%, 2/2/2001	150,000,000	149,975,083
Park Avenue Recreation Corp.:
5.83%, 2/6/2001	100,460,000	100,378,655
5.92%, 2/15/2001	100,500,000	100,268,627
Sheffield Receivables Corp.:
5.80%, 2/14/2001	100,000,000	99,790,556
5.98%, 2/6/2001	100,000,000	99,916,944
Special Purpose Accounts Receivable Co.:
5.92%, 2/9/2001	50,000,000	49,934,222
6.55%, 2/9/2001	75,000,000	74,890,834
Tannehill Capital Co.:
5.70%, 3/15/2001	50,000,000	49,667,500
5.90%, 2/7/2001	100,000,000	99,901,667
6.48%, 3/21/2001	40,000,000	39,654,400
6.54%, 3/21/2001	40,000,000	39,651,200
Three Pillars Funding Corp.:
5.70%, 2/27/2001	100,000,000	99,588,333
5.82%, 2/12/2001	34,578,000	34,516,509
5.92%, 2/15/2001	39,763,000	39,671,457
WCP Funding, Inc., 6.54%, 2/23/2001	30,000,000	29,880,100
Westways Funding Corp.:
5.56%, 3/2/2001	75,392,000	75,054,327
6.00%, 2/9/2001	76,000,000	75,898,667
Westways Funding Corp. III, 5.60%, 2/5/2001	36,127,000	36,104,521
Windmill Funding Corp., 5.95%, 2/2/2001	110,000,000	109,981,819

		3,698,560,340

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Commercial Paper (continued)

Automobiles – 2.2%
DaimlerChrysler Holding Corp. NA:
6.02%, 2/6/2001	$ 75,000,000	$ 74,937,292
6.15%, 2/26/2001	75,000,000	74,679,687

		149,616,979

Banks – 2.2%
National City Bank IN, 6.08%, 2/1/2001	150,000,000	150,000,000

Diversified Financials – 4.3%
Countrywide Funding Corp.:
5.57%, 2/23/2001	50,000,000	49,829,806
5.92%, 2/16/2001	100,000,000	99,753,333
Morgan Stanley Dean Witter, Inc., 5.98%, 2/1/2001	150,000,000	150,000,000

		299,583,139

Diversified Telecommunication Services – 3.6%
AT&T Corp.:
7.086%, 7/13/2001	50,000,000	50,000,000
7.27%, 6/14/2001	100,000,000	100,000,000
MCI Worldcom, Inc., 6.791%, 2/7/2001	50,000,000	50,000,000
Vodafone Airtouch Plc, 6.62%, 3/21/2001	50,000,000	50,000,000

		250,000,000

Insurance – 0.3%
Jackson National Life Funding LLC, 7.285%, 6/29/2001	25,000,000	25,000,000

Total Commercial Paper (cost $4,572,760,458)		4,572,760,458

Corporate Bonds – 30.9%

Asset Backed – 5.4%
Capital Finance, Inc., 6.67%, 2/13/2001	50,000,000	50,000,000
CC USA, Inc., MTN:
5.709%, 2/6/2001	50,000,000	50,000,000
5.754%, 2/6/2001	75,000,000	75,000,000
5.709%, 2/5/2001, 144A	50,000,000	50,000,000
Evans Street Properties LLC, 5.63%, VRDN	2,900,000	2,900,000
Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Asset Backed (continued)
Morganite Industries, Inc., 5.63%, 2/7/2001	$ 20,000,000	$ 20,000,000
New York Life Funding, 6.83%, 2/27/2001	50,000,000	50,000,000
Sigma Finance, 6.09%, VRDN	50,000,000	50,000,000
Syndicated Loan Funding Trust, 6.885%, 11/13/2001	25,000,000	25,000,000

		372,900,000

Automobiles – 1.6%
BMW UK Capital Plc, 6.84%, 2/9/2001	11,770,000	11,768,827
DaimlerChrysler Corp., 6.794%, 2/8/2001	100,000,000	100,000,000

		111,768,827

Banks – 5.3%
Bank One Corp., MTN:
5.804%, 4/17/2001	75,000,000	75,021,809
6.696%, 3/20/2001	5,000,000	5,006,872
6.861%, 2/6/2001	25,000,000	25,000,202
Branch Banking & Trust Co., NC, 6.708%, 2/20/2001	100,000,000	99,990,724
FCC National Bank Wilmington, DE, FRN, 6.755%, 3/2/2001	55,000,000	55,001,981
Marshall & Ilsley Bank, 6.75%, 12/3/2001	75,000,000	75,000,000
U.S. Bank National Assn., 6.72%, 2/8/2001	30,000,000	29,999,657

		365,021,245

Diversified Financials – 14.9%
Bear Stearns Co., Inc., MTN:
6.17%, 2/1/2001	50,000,000	50,000,000
6.79%, 2/26/2001	25,000,000	25,000,000
CitiGroup, Inc., 6.761%, 4/16/2001	50,000,000	49,978,209
CitiGroup, Inc., MTN, 5.819%, 4/18/2001	50,000,000	50,000,000
Countrywide Funding Corp., MTN, 6.90%, 10/2/2001	50,000,000	50,000,000
Donaldson Lufkin & Jenrette, Inc., MTN:
7.35%, 7/9/2001	25,000,000	25,000,000
7.60%, 6/22/2001	25,000,000	25,000,000
Goldman Sachs Group LLP, MTN, 5.801%, 2/15/2001	100,000,000	100,203,594
Greenwich Funding Corp., 5.90%, 2/7/2001	87,800,000	87,713,663
Household Finance Corp., 5.922%, 2/16/2001	100,000,000	100,000,000
Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Corporate Bonds (continued)

Diversified Financials (continued)
John Deere Capital Corp., MTN, 7.14%, 6/20/2001	$ 25,000,000	$ 24,995,525
Lehman Brothers Holdings, Inc., MTN:
5.866%, 2/22/2001	100,000,000	100,000,000
6.00%, 2/26/2001	12,900,000	12,892,871
6.375%, 3/15/2001	20,000,000	19,990,847
Morgan Stanley Group, Inc., 5.906%, 2/15/2001	75,000,000	75,000,000
Northern Rock Plc, 6.87%, 4/20/2001	50,000,000	50,000,000
RACERS, 5.913%, VRDN, 144A	50,000,000	50,000,000
Textron Financial Corp., MTN, 6.78%, 2/2/2001	30,000,000	30,000,000
VW Credit, Inc., 6.795%, 9/21/2001	100,000,000	100,000,000

		1,025,774,709

Food Products – 1.1%
H.J. Heinz Co., 6.82%, 11/15/2001	75,000,000	75,000,000

Health Care Providers & Services – 0.1%
Barton Healthcare LLC, 5.75%, 2/7/2001	3,705,000	3,705,000

Insurance – 2.5%
Allstate Life Insurance Co., 6.913%, 3/15/2001	25,000,000	25,000,000
Carolina Medi Plan, Inc., 5.63%, VRDN	50,000,000	50,000,000
Peoples Security Life, FRN, 6.71%, 4/2/2001	100,000,000	100,000,000

		175,000,000

Real Estate – 0.0%
Walker & Associates, 5.63%, 2/7/2001	3,400,000	3,400,000

Total Corporate Bonds (cost $2,132,569,781)		2,132,569,781

Evergreen CRT Money Market Funds

CRT Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations – 1.2%

Hospital – 0.1%
Massachusetts Nursing Homes RB, 5.75%, 2/7/2001	$ 5,665,000	$ 5,665,000

Housing – 1.1%
Virginia State Hsg. Dev. Auth. RB, 5.65%, 2/7/2001	75,390,000	75,390,000

Total Municipal Obligations (cost $81,055,000)		81,055,000

Repurchase Agreement – 1.2%
Societe Generale, 5.72%, dated 01/31/2001, maturing 02/01/2001, maturity value $84,974,247, (cost $84,960,748) (1)	84,960,748	84,960,748

	Shares

Mutual Fund Shares – 0.0%
Federated U.S. Treasury Cash Resources (cost $727,412)	727,412	727,412

Total Investments – (cost $6,872,073,399) – 99.5%		6,872,073,399

Other Assets and Liabilities – 0.5%		32,585,654

Net Assets – 100.0%		$ 6,904,659,053

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT New York Tax-Exempt Money Market Fund

Schedule of Investments

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations – 98.4%

Capital Improvements – 10.2%
New York, NY Transitional Finance Auth. RB:
Ser. 1998-27, (Liq.: Bank of America NA), 4.58%, VRDN	$ 3,000,000	$ 3,000,000
Ser. 362, 4.66%, VRDN	5,167,500	5,167,500

		8,167,500

Community Development District – 2.8%
Seneca Cnty., NY IDA RB, KidsPeace National Centers Proj., 4.45%, VRDN	2,280,000	2,280,000

Education – 1.2%
New York Dormitory Auth. RB, Ser. 1997-1A, (SPA: Commerzbank AG & Ins. by FGIC), 4.58%, VRDN	1,000,000	1,000,000

General Obligation – Local – 23.4%
Ithaca City, NY Sch. Dist. RAN, 5.00%, 6/29/2001	4,700,000	4,708,802
Katonah-Lewisboro, NY Union Free Sch. BAN, 4.625%, 7/27/2001	1,516,000	1,516,870
Lansing, NY Central Sch. Dist. BAN, 4.75%, 6/15/2001	3,800,000	3,803,362
Longwood, NY Central Sch. Dist. TAN, 5.00%, 6/29/2001	2,000,000	2,002,714
New York City GO, Ser. F, (Liq.: Societe Generale & Ins. by FSA), 4.50%, VRDN	4,725,000	4,725,000
Yonkers, NY GO, Ser. A, 5.00%, 6/28/2001	2,000,000	2,007,915

		18,764,663

General Obligation – State – 1.2%
New York GO, Ser. A, 4.40%, 2/8/2001	1,000,000	1,000,000

Hospital – 10.1%
Herkimer Cnty., NY IDA RB, Templeton Foundation Proj., 4.45%, VRDN	950,000	950,000
New York Dorm. Auth. RB, Ser. 340, (Liq.: Morgan Stanley & Ins. by MBIA), 4.68%, VRDN	4,000,000	4,000,000
Evergreen CRT Money Market Funds

CRT New York Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Hospital (continued)
Otsego Cnty., NY IDA RB, Templeton Foundation Proj., Ser. A, 4.45%, VRDN	$ 1,280,000	$ 1,280,000
PFOTER, PPT-5, (LOC: Credit Suisse First Boston Corp.), 4.65%, 4/11/2001	1,920,000	1,920,000

		8,150,000

Manufacturing – 17.6%
Colonie, NY IDA RB, Altx, Inc., Proj., Ser. A, 4.60%, VRDN	2,945,000	2,945,000
Erie Cnty., NY IDA RB, Third Program-Gemcor Proj., 4.70%, VRDN	2,000,000	2,000,000
Oswego Cnty., NY IDA RB, Crysteel Manufacturing, Inc., Proj., 4.29%, VRDN	6,180,000	6,180,000
Rockland Cnty., NY IDA RB, Ser. A, 4.50%, VRDN	1,000,000	1,000,000
Ulster Cnty., NY IDA RB, Sunwize Technology, Inc., Proj., 4.85%, VRDN	2,000,000	2,000,000

		14,125,000

Resource Recovery – 2.5%
Suffolk Cnty., NY IDA Solid Wst. Disposal Facs. ROC, Ser. IIR 99-8, (Liq.: Salomon Smith Barney & Ins. by AMBAC), 4.63%, VRDN	2,000,000	2,000,000

Special Tax – 3.1%
New York, NY Transitional Finance Auth. RB, Ser. 408, (Liq.: Morgan Stanley & Ins. by FGIC), 4.73%, VRDN	2,495,000	2,495,000

Tobacco – 9.5%
New York Cnty., NY Tobacco RB, 4.78%, VRDN	7,600,000	7,600,000

Transportation – 9.9%
Metropolitan Trans. Auth., NY Munitops Cert. Trust, Ser. 1999-2, (SPA: ABN Amro Bank), 3.95%, VRDN	800,000	800,000
New York Thruway Auth. RB:
4.50%, VRDN	3,000,000	3,000,000
Ser. 342, 4.68%, VRDN	2,600,000	2,600,000
Evergreen CRT Money Market Funds

CRT New York Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Transportation (continued)
Triborough Bridge & Tunnel Auth., NY BAN, 5.00%, 1/17/2002	$ 1,500,000	$ 1,529,343

		7,929,343

Utility – 2.5%
New York Pwr. Auth. RB, (Liq.: Bank of New York, Morgan Guaranty Trust), 4.30%, 9/4/2001	2,000,000	2,000,000

Water & Sewer – 4.4%
New York, NY Muni. Wtr. Finance RB, Ser. 364, (Liq.: Morgan Stanley & Ins. by MBIA), 4.66%, VRDN	3,560,000	3,560,000

Total Investments – (cost $79,071,506) – 98.4%		79,071,506

Other Assets and Liabilities – 1.6%		1,258,330

Net Assets – 100.0%		$ 80,329,836

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations – 99.1%

Airport – 3.2%
Kenton Cnty., KY Arpt. Board RB, Bank of America Trust, Ser. F-1, 4.65%, VRDN	$ 11,795,000	$ 11,795,000
Port of Seattle, WA ABN Amro Munitops Cert. Trust, Ser. 1998-16, (SPA: ABN AMRO Bank), 4.08%, VRDN 144A	17,676,000	17,676,000
Tulsa, OK Muni. Arpt. Trust RB, 4.73%, VRDN	3,300,000	3,300,000

		32,771,000

Capital Improvements – 4.4%
Koch Class A Certificates, PFOTER, 4.60%, VRDN	44,545,000	44,545,000

Community Development District – 0.5%
Maine Finance Auth. RB, York Cnty. Community Action Corp. Proj., (LOC: Key Bank of Maine), 4.45%, VRDN	2,700,000	2,700,000
Ozark, AL Motel Facs. RB, Ozark Motel Proj., 4.68%, VRDN	2,415,000	2,415,000

		5,115,000

Education – 2.7%
Alamo Heights, TX Higher Ed. Facs. RB, Univ. Incarnate World Proj., Tier 2, (LOC: Bank One, OH NA), 4.75%, VRDN	4,675,000	4,675,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrews – Sewanee Sch. Proj., (LOC: Amsouth Bank NA), 4.60%, VRDN	5,000,000	5,000,000
Philadelphia, PA IDA RB, Friends Select Sch. Proj., (LOC: PNC Bank NA), 4.60%, VRDN	3,500,000	3,500,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., (LOC: Key Bank NA), 4.45%, VRDN	7,175,000	7,175,000
Texas A&M Univ. RB, Master Trust Ser. 1999-5, (SPA: ABN Amro Bank NV & Ins. by MBIA), 4.50%, 5/23/2001 144A	7,400,000	7,400,000

		27,750,000

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

General Obligation – Local – 8.4%
Bibb Cnty., GA GO, CDC Program, Ser. 98-C, Class A, 4.65%, VRDN	$ 24,785,000	$ 24,785,000
Birmingham, AL Tax Increment Warrants, (SPA: Southtrust Bank NA & Ins. by MBIA), 4.63%, VRDN	6,500,000	6,500,000
Chicago, IL GO:
Ser. 1998-3, (SPA: ABN AMRO Bank), 4.08%, VRDN 144A	31,000,000	31,000,000
Ser. 1995A-2, (Liq.: Societe Generale & Ins. by AMBAC), 4.15%, VRDN	2,900,000	2,900,000
Ser. 00-437, (LOC: Bank of New York & Ins. by AMBAC), 4.63%, VRDN	2,520,000	2,520,000
Dallas, TX GO, Ser. 98-93, (Liq.: Morgan Stanley Dean Witter), 4.58%, VRDN	5,000,000	5,000,000
Dove Valley, CO Metro. Dist. GO, Ser. 2000, (LOC: BNP Paribas Group), 4.40%, 11/1/2001	2,500,000	2,500,000
Franklin Park, IL GO, Ser. 1993, (Liq.: Societe Generale & Ins. by AMBAC), 4.58%, VRDN 144A	7,055,000	7,055,000
King Cnty., WA GO, Master Trust Ser. 2001-1, (SPA: ABN Amro Bank NV & Ins. by MBIA), 4.08%, VRDN	2,770,000	2,770,000

		85,030,000

General Obligation – State – 5.2%
Nevada GO:
Master Trust Ser. 1998-1, (SPA: ABN AMRO Bank), 4.08%, VRDN	5,000,000	5,000,000
(Ins. by FGIC), 6.50%, 3/1/2001	1,590,000	1,592,595
Texas TRAN:
Muni. Sec. Trust Receipts. Ser. CB2, (Liq.: Chase Manhattan Bank), 4.10%, VRDN	4,770,000	4,770,000
5.25%, 8/31/2001	41,000,000	41,223,705

		52,586,300

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Hospital – 24.7%
Alabama Spl. Care Facs. Finance RB, Ascension Health Credit Group, 4.20%, VRDN	$ 6,100,000	$ 6,100,000
Allegheny Cnty., PA Hosp. Dev. Auth. RB, St. Francis Systems, (LOC: Bank One, OH NA), 4.80%, VRDN	16,945,000	16,945,000
Amarillo, TX Hlth. Facs. Corp. RB, Panhandle Pooled Hlth. Care, (LOC: BNP Paribas), 4.20%, VRDN	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Finance Auth. PFOTER, 4.68%, VRDN	10,000,000	10,000,000
Cobb Cnty., GA RB, Kennestone Hosp. Equip. Pool Proj., (SPA: Suntrust Bank, Atlanta), 4.60%, VRDN	10,000,000	10,000,000
Hunt, TX Mem. Hosp. Dist. RB, (SPA: Chase Manhattan Bank NA & Ins. by FSA), 4.45%, 12/1/2001	4,960,000	4,960,000
Illinois Hlth. Facs. Auth. RB, Lake Forest Hosp. Proj., 4.50%, VRDN	1,940,000	1,940,000
Indiana Hlth. Facs. Hosp. RB:
Ascension Health Credit Group, 4.20%, VRDN	31,400,000	31,400,000
Mary Sherman Hosp. Proj., (LOC: Harris Trust & Savings), 4.63%, VRDN	11,425,000	11,425,000
Iowa Finance Auth. Hosp. Facs. RB, Iowa Hlth. Sys., Class 1998-26, (Liq.: Bear Stearns & Ins. by MBIA), 4.11%, VRDN	15,370,000	15,370,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., (LOC: Bank One, OH NA), 4.45%, VRDN	1,900,000	1,900,000
Louisiana Pub. Facs. Auth. RB, Blood Center Proj., (LOC: Union Planters Bank), 5.08%, VRDN	4,180,000	4,180,000
Maricopa Cnty., AZ IDA RB, Villas Solinas Apts. Proj., 4.70%, VRDN	2,800,000	2,800,000
Memphis & Shelby Cnty., TN IDRB, Univ. TN Medical Group Proj., (LOC: National Bank of Commerce), 4.60%, VRDN	11,380,000	11,380,000
Miami Beach, FL Hlth. Facs. Hosp. RB, PFOTER, 4.73%, VRDN	12,410,000	12,410,000
Montgomery Cnty., OH Hlth. Care RB, Widows Home Proj., 4.45%, VRDN	4,390,000	4,390,000
Montgomery, AL Spl. Care Facs. RB, Ser. 00-435, (Liq.: Morgan Stanley Dean Witter & Ins. by MBIA), 4.63%, VRDN	3,495,000	3,495,000
Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Hospital (continued)
New Hampshire Higher Ed. & Hlth. RB, Hunt Community Issue, (LOC: Fleet Bank NA), 4.25%, VRDN	$ 3,620,000	$ 3,620,000
New Mexico Hosp. Equip. RB, Dialysis Clinic, Inc. Proj., (LOC: Wachovia Bank NA), 4.63%, VRDN	5,000,000	5,000,000
Otsego Cnty., NY IDA RB, Templeton Foundation Proj., Ser. A, 4.45%, VRDN	3,290,000	3,290,000
Russell, KY RB, Bon Secours, PFOTER, (Liq.: Merrill Lynch), 4.78%, VRDN	5,995,000	5,995,000
South Carolina Jobs EDRB, Bon Secours:
PFOTER, 4.40%, 6/14/2001	35,000,000	35,000,000
PFOTER, 5.03%, VRDN	20,295,000	20,295,000
St. Joseph Cnty., IN Hlth. Care RB, South Bend Med. Foundation, (LOC: Key Bank NA), 4.45%, VRDN	3,600,000	3,600,000
Sumner Cnty., TN Hlth. Edl. RB, Hosp. Alliance Pooled Program, (SPA: Transamerica Life Ins. Co.), 4.60%, VRDN	15,000,000	15,000,000

		249,095,000

Housing – 19.6%
Arapahoe Cnty., CO MHRB, Hunters Run Apts., 4.60%, VRDN	25,600,000	25,600,000
Atlanta, GA Urban Residential Finance Auth. RB, Ser. 98-B, 4.75%, VRDN	8,920,000	8,920,000
Austin, TX Hsg. Finance Corp. RB, PFOTER, 4.78%, VRDN	6,485,000	6,485,000
Chesapeake, VA Redev. & Hsg. Auth. RB, Tidewater House Proj., (Ins. by Sun America), 5.05%, VRDN	3,131,000	3,131,000
Clipper FL Tax Exempt Trust:
Ser. 2000-1, (SPA: State Street Bank & Trust Co. & Ins. by FSA), 4.78%, VRDN	9,797,000	9,797,000
Ser. 1997-1, (SPA: State Street Bank & Trust Co.), 4.83%, VRDN	10,600,000	10,600,000
Clipper Tax Exempt Trust, Ser. 1999-3, (LOC: State Street Bank & Trust Co.), 4.83%, VRDN	10,884,000	10,884,000
Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. 1999, (LOC: Southtrust Bank NA), 4.68%, VRDN	1,485,000	1,485,000
Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Housing (continued)
Fort Collins, CO MHRB, Bull Run Townhomes Proj., (Ins. by Sun America), 5.05%, VRDN	$ 8,300,000	$ 8,300,000
Fulton Cnty., GA MHRB, Riverview Apts., 4.63%, VRDN	10,660,000	10,660,000
Hawaii HFA & Dev. Corp. MSTR, Ser. 1999-CMC3, (LOC: Chase Manhattan Bank NA), 4.15%, VRDN	1,610,000	1,610,000
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Indl. Bank of Japan), 4.85%, VRDN	15,700,000	15,700,000
Ser. B, (LOC: Indl. Bank of Japan), 4.85%, VRDN	1,900,000	1,900,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, (LOC: National City Bank), 4.70%, VRDN	10,045,000	10,045,000
Jefferson Cnty., AL MHRB, Hickory Knolls Proj., (LOC: Amsouth Bank NA), 4.60%, VRDN	3,470,000	3,470,000
Lenexa, KS MHRB, PFOTER, 4.78%, VRDN	7,225,000	7,225,000
Macon Trust Pooled Variable Rate Cert., Ser. 1997 AMT, 4.83%, VRDN	7,410,000	7,410,000
Maricopa Cnty., AZ IDA MHRB, 4.83%, VRDN	4,690,000	4,690,000
Massachusetts Indl. Fin. Agcy. RB, 890 Commonwealth Ave. Realty, (LOC: State Street Bank & Trust Co.), 4.70%, VRDN	2,200,000	2,200,000
Missouri Hsg. Dev. Community Mtge. RB, PFOTER, (LOC: Banco Santander SA & Coll. by GNMA), 4.60%, VRDN	7,135,000	7,135,000
Morgan Keegan Municipal Prods., Inc., Ser. 2000B, 4.78%, VRDN	2,485,000	2,485,000
Newport News, VA MHRB, Newport-Oxford Proj., (LOC: Bank of America NA), 4.50%, VRDN	9,700,000	9,700,000
PFOTER, 4.83%, VRDN	5,070,000	5,070,000
Smyrna, TN Hsg. Assn., Inc. MHRB, CDC Program, Class A Cert. 2000Q, (Liq.: Caisse Depots (CDC) & Ins. by GNMA), 4.58%, VRDN	7,295,000	7,295,000
St. Paul, MN Port Auth. RB, Pub. Hsg. Agcy. Proj., (LOC: Firstar Bank NA), 4.65%, VRDN	1,750,000	1,750,000
Texas Dept. Hsg. & Community Affairs MHRB, PFOTER, 4.78%, VRDN	8,270,000	8,270,000
Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Housing (continued)
Texas Dept. Hsg. & Community Affairs RB, 4.25%, 3/29/2001	$ 3,595,000	$ 3,595,000
West Oaks Apts. Corp. Alabama RB, (LOC: First Commercial Bank), 4.78%, VRDN	2,100,000	2,100,000

		197,512,000

Lease – 6.3%
Greystone, DE Municipal Lease Cert. Trust, Ser. 2000A, (LOC: Fifth Third Bank OH), 4.65%, VRDN	2,395,000	2,395,000
Koch Floating Rate Trust:
Ser. 1999-4, (Liq.: State Street Bank & Trust Co. & Ins. by AMBA), 4.83%, VRDN	20,729,942	20,729,942
Ser. 2000-1, (Liq.: State Street Bank & Trust Co. & Ins. by AMBA), 4.83%, VRDN	40,259,552	40,259,552

		63,384,494

Manufacturing – 11.0%
Albuquerque, NM IDA RB, General Technology Corp. Proj., Tier 4, (LOC: Bank of America NA), 4.85%, VRDN	3,985,000	3,985,000
Allendale Cnty., SC IDRB, King-Seeley Thermos Co. Proj., (LOC: Bank of Nova Scotia), 4.68%, VRDN	9,250,000	9,250,000
Boone Cnty., KY Indl. Bldg. RB, Lyon Magnus East Proj., Ser. 1999A, (LOC: Bank of America NA), 5.00%, VRDN	1,620,000	1,620,000
Brazos River, TX Harbor Navigation Dist. RB, Hoffman-La Roche, Inc. Proj., (LOC: Wachovia Bank of NC), 4.625%, VRDN	2,750,000	2,750,000
Casa Grande, AZ IDA RB, Aztec Pulp & Paper, Ser. A, (LOC: Bank of America NA), 4.65%, VRDN	6,100,000	6,100,000
Clayton Cnty., GA IDA, Anasteel & Supply Co. Proj., Ser. 2000, (LOC: Branch Banking & Trust), 4.65%, VRDN	3,000,000	3,000,000
De Kalb Cnty., GA IDRB, Vimco Proj., 4.73%, VRDN	1,850,000	1,850,000
Demopolis, AL IDRB, Del Mesa Farms Proj., (LOC: Bank of America NA), 4.85%, VRDN	7,600,000	7,600,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., (LOC: U.S. Bank NA), 4.90%, VRDN	2,925,000	2,925,000
Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Manufacturing (continued)
Franklin Cnty., IN EDRB, J & J Packaging Co. Proj., (LOC: Fifth Third Bank OH), 4.60%, VRDN	$ 2,245,000	$ 2,245,000
Guilford Cnty., NC Indl. Facs. RB, Bonset America Corp. Proj., 6.15%, VRDN	8,500,000	8,500,000
Haleyville, AL Indl. Dev. Board RB, Winston Properties Proj., (LOC: Fleetbank NA), 4.68%, VRDN	3,900,000	3,900,000
Illinois Finance Dev. Auth. IDRB, Supervalue Inc. Proj., Ser. 1993, (LOC: Wachovia Bank NA), 4.25%, VRDN	3,100,000	3,100,000
Indiana IDA RB, Goodwill Industries Proj., (LOC: NBD Bank), 4.45%, VRDN	2,190,000	2,190,000
Knox Cnty., TN Indl. Dev. Board RB, Moore Mccormack Resources, 4.68%, VRDN	6,500,000	6,500,000
Lincoln Cnty., NC Indl. Facs. PCRB, Kawai Proj., 6.15%, VRDN	1,500,000	1,500,000
Maricopa Cnty., AZ IDRB, Young Elec. Sign Proj., 4.60%, VRDN	3,300,000	3,300,000
Minnesota Agriculture & EDA RB, Como Partnership Proj., Ser. 1996, (LOC: First Bank National Assn.), 4.85%, VRDN	2,115,000	2,115,000
Montgomery Cnty., TX IDA RB, Houston Area Research Center, (LOC: BNP Paribas), 4.25%, VRDN	6,800,000	6,800,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 4.68%, VRDN	4,000,000	4,000,000
Pennsylvania Econ. Dev. Fin. Auth. RB, Hamill Manufacturing Co. Proj., 4.60%, VRDN	1,700,000	1,700,000
Pennsylvania Econ. Dev. Finance Auth. RB:
First Street Partners Proj., Ser. H4, 4.60%, VRDN	1,700,000	1,700,000
Gross-Given Manufacturing Proj., Ser. H5, 4.60%, VRDN	1,500,000	1,500,000
South Carolina Jobs Economic Dev. RB, Ortec, Inc. Proj., Tier 4, (LOC: Bank of America NA), 4.85%, VRDN	2,500,000	2,500,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 2.06%, VRDN	9,000,000	9,000,000
Vance Cnty., NC Indl. Facs. PCRB, Custom Molders, Inc. Proj., Tier 4, (LOC: Bank of America NA), 4.85%, VRDN	2,835,000	2,835,000
Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Manufacturing (continued)
Wabash, IN EDRB, Martin Yale Industries Proj., (LOC: Bank One, OH NA), 4.75%, VRDN	$ 2,700,000	$ 2,700,000
Washington Economic Dev. Finance Auth. RB, Pacific Coast Shredding Proj., (LOC: U.S. Bank NA), 4.70%, VRDN	6,200,000	6,200,000

		111,365,000

Recreation – 0.7%
Birmingham, AL Public Park & Recreation Board RB, McWane Center Proj., (LOC: Amsouth Bank NA), 4.60%, VRDN	7,300,000	7,300,000

Resource Recovery – 2.9%
Connecticut PCRB, 4.68%, VRDN	17,040,000	17,040,000
Delaware IDA RB, Delaware Clean Power Proj., Ser. C, 4.18%, VRDN	5,000,000	5,000,000
Matagorda Cnty., TX PCRB, PFOTER, 4.63%, VRDN	7,495,000	7,495,000

		29,535,000

Special Tax – 0.5%
Pennsylvania Intergovernmental Coop. Auth. RB, Ser. 99-7, 4.58%, VRDN	4,975,000	4,975,000

Tobacco – 1.9%
New York Cnty. Tobacco RB, PFOTER, 4.78%, VRDN	18,865,000	18,865,000

Transportation – 2.0%
Delaware River & Bay Auth. RB, Ser. 00-438, (Liq.: Morgan Stanley Dean Witter & Ins. by AMBAC), 4.63%, VRDN	3,245,000	3,245,000
Massachusetts Bay Trans. Auth. RB, Ser. 00-333, (Liq.: Morgan Stanley Dean Witter & Ins. by MBIA), 4.68%, VRDN	10,905,000	10,905,000
New York Thruway Auth. RB, Ser. 00-342, (Liq.: Morgan Stanley Dean Witter), 4.68%, VRDN	5,892,500	5,892,500

		20,042,500

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

Municipal Obligations (continued)

Utility – 2.1%
California Infrastructure & EDA RB, Independent System Operator Proj., (SPA: Westdeutsche Landesbank & Ins. by MBIA), 6.25%, VRDN	$ 6,700,000	$ 6,700,000
Carroll Cnty., KY Solid Wst. RB, Kentucky Utilities Proj., Ser. A, 5.05%, VRDN	2,600,000	2,600,000
Omaha, NE Pub. Pwr. Dist. Elec. RB, Ser. 98-122, (Liq.: Morgan Stanley Dean Witter), 4.63%, VRDN 144A	6,745,000	6,745,000
San Antonio, TX Elec. & Gas RB, Ser. 00-469, (Liq.: Morgan Stanley Dean Witter), 4.58%, VRDN	5,000,000	5,000,000

		21,045,000

Water & Sewer – 3.0%
Jefferson Cnty., AL Swr. RB, Ser. 352, (Liq.: Morgan Stanley Dean Witter & Ins. by FGIC), 4.58%, VRDN	15,870,000	15,870,000
Minnesota Pub. Facs. ROC PCRB, Ser. 99-1, (Liq.: Commerzbank AG), 4.58%, VRDN	2,700,000	2,700,000
New York, NY Muni. Wtr. Finance RB, Ser. 00-364, (Liq.: Morgan Stanley Dean Witter & Ins. by MBIA), 4.66%, VRDN	3,000,000	3,000,000
Philadelphia, PA Wtr. & Wastewater RB, Ser. 1999-1, (Liq.: Commerzbank AG & Ins. by AMBAC), 4.68%, VRDN	8,405,000	8,405,000

		29,975,000

Total Investments – (cost $1,000,891,294) – 99.1%		1,000,891,294

Other Assets and Liabilities – 0.9%		8,602,222

Net Assets – 100.0%		$ 1,009,493,516

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

CRT Tax-Exempt Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

At January 31, 2001, the Fund held investments in the following states:

	Market Value	Percentage of Portfolio Assets

Texas	$ 117,023,705	11.6%
Delaware	106,328,552	10.6%
Indiana	70,780,000	7.1%
Alabama	70,235,000	7.0%
South Carolina	67,045,000	6.7%
Georgia	66,625,000	6.7%
Illinois	48,515,000	4.8%
Tennessee	45,175,000	4.5%
Colorado	36,400,000	3.6%
Massachusetts	33,834,942	3.4%
Florida	32,807,000	3.3%
New York	31,047,500	3.1%
Pennsylvania	30,320,000	3.0%
Washington	23,876,000	2.7%
Kentucky	22,010,000	2.2%
Hawaii	19,210,000	1.9%
Connecticut	17,040,000	1.7%
Arizona	16,890,000	1.7%
North Carolina	16,835,000	1.7%
Other	15,960,000	1.6%
Iowa	15,370,000	1.5%
Virginia	12,831,000	1.3%
Nebraska	9,670,000	1.0%
Arkansas	9,000,000	0.9%
New Mexico	8,985,000	0.9%
Kansas	7,225,000	0.7%
Missouri	7,135,000	0.7%
California	6,700,000	0.7%
Nevada	6,592,595	0.7%
Minnesota	6,565,000	0.7%
Ohio	6,290,000	0.6%
Louisiana	4,180,000	0.4%
New Hampshire	3,620,000	0.4%
Oklahoma	3,300,000	0.3%
Maine	2,700,000	0.3%

	$1,000,891,294	100.0%

Evergreen CRT Money Market Funds

U.S. Government Money Market Fund

Schedule of Investments

January 31, 2001 (Unaudited)

	Principal Amount	Value

U.S. Government & Agency Obligations – 77.4%
FHLB:
5.51%, 2/7/2001	$ 150,000,000	$ 150,000,000
5.61%, 2/1/2001	150,000,000	150,000,000
5.73%, 2/1/2001	100,000,000	100,000,000
6.35%, 2/1/2001	30,000,000	30,000,000
6.35%, 12/20/2001	93,400,000	93,400,000
6.37%, 12/20/2001	10,000,000	10,000,000
6.46%, 2/16/2001	30,000,000	29,999,473
6.55%, 2/15/2001	5,000,000	5,000,000
6.60%, 2/2/2001	5,000,000	5,000,000
6.80%, 5/16/2001	10,000,000	9,994,377

FHLMC:
6.03%, 2/6/2001	200,000,000	200,000,000
6.36%, 2/8/2001	84,982,000	84,876,906
6.40%, 2/8/2001	147,000,000	146,987,986
6.61%, 4/17/2001	50,000,000	49,998,870
6.68%, 11/7/2001	50,000,000	50,000,000
6.75%, 3/30/2001	60,000,000	60,000,000
6.80%, 5/16/2001	100,000,000	99,993,322
6.86%, 7/24/2001	50,000,000	50,001,659

FNMA:
5.41%, 2/6/2001	100,000,000	99,873,146
5.66%, 2/7/2001	100,000,000	100,000,000
5.75%, 2/1/2001	125,000,000	125,000,000
5.86%, 2/6/2001	150,000,000	150,000,000
6.00%, 2/16/2001	250,000,000	250,000,000
6.00%, 7/17/2001	10,000,000	9,956,584
6.03%, 2/24/2001	170,000,000	170,000,000
6.57%, 2/22/2001	50,000,000	49,998,451
6.84%, 7/18/2001	42,000,000	42,001,729
7.26%, 5/24/2001	48,500,000	48,500,000

IBRD, 5.51%, 2/6/2001	65,000,000	65,000,000

SLMA:
5.53%, 2/7/2001	50,000,000	49,982,169
5.55%, 2/6/2001	200,000,000	199,991,001
5.61%, 2/6/2001	235,000,000	235,000,000
Evergreen CRT Money Market Funds

U.S. Government Money Market Fund

Schedule of Investments (continued)

January 31, 2001 (Unaudited)

	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
SLMA (continued)
5.62%, 2/6/2001	$ 40,000,000	$ 40,000,000
5.63%, 2/6/2001	110,000,000	110,000,000

Total U.S. Government & Agency Obligations (cost $3,070,555,673)		3,070,555,673

Repurchase Agreements – 21.5%
Bear Stearns Co., 5.76%, dated 01/31/2001, maturing 02/01/2001, maturity value $250,040,000 (2)	250,000,000	250,000,000
Warburg Dillon Reed LLC, 5.74%, dated 01/31/2001, maturing 02/01/2001, maturity value $604,059,006 (3)	603,962,708	603,962,708

Total Repurchase Agreements (cost $853,962,708)		853,962,708

Total Investments – (cost $3,924,518,381) – 98.9%		3,924,518,381

Other Assets and Liabilities – 1.1%		43,091,667

Net Assets – 100.0%		$ 3,967,610,048

See Combined Notes to Schedules of Investments.

Evergreen CRT Money Market Funds

Combined Notes to Schedules of Investments

January 31, 2001 (Unaudited)

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

(1)	The repurchase agreement is fully collateralized by $85,857,014 GNMA, 5.72%, 02/20/2029; value including accrued interest is $87,574,154.
(2)	The repurchase agreement is fully collateralized by $271,676,807 GNMA, 6.00% – 8.50%, 6/15/2024 – 01/20/2031; value including accrued interest is $256,620,720.
(3)	The repurchase agreement is fully collateralized by $700,626,419 GNMA, 6.00% – 8.00%, 03/15/2002 – 12/15/2030; value including accrued interest is $616,045,300.

Summary of Abbreviations:

AMBAC – American Municipal Bond Assurance Corp.
AMT – Alternative Minimum Tax
BAN – Bond Anticipation Note
COP – Certificates of Participation
CP – Commercial Paper
EDA – Economic Development Authority
EDRB – Economic Development Revenue Bond
FGIC – Financial Guaranty Insurance Co.
FHLB – Federal Home Loan Banks
FHLMC – Federal Home Loan Mortgage Corp.
FNMA – Federal National Mortgage Assn.
FRN – Floating Rate Note
FSA – Financial Security Assurance, Inc.
GNMA – Government National Mortgage Assn.
GO – General Obligation
HFA – Housing Finance Authority
IBRD – International Bank For Reconstruction & Development
IDRB – Industrial Development Revenue Bond
IDA – Industrial Development Authority
LOC – Letter of Credit
MHRB – Multifamily Housing Revenue Bond
MBIA – Municipal Bond Investors Assurance Corp.
MTN – Medium Term Note
PCRB – Pollution Control Revenue Bond
PFOTER – Puttable Floating Option Tax-Exempt Receipt
RAN – Revenue Anticipation Note
RB – Revenue Bond
ROC – Reset Option Certificates
SLMA – Student Loan Marketing Assn.
SPA – Securities Purchase Agreement
TAN – Tax Anticipation Note
TRAN – Tax Revenue Anticipation Note
VRDN – Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly, depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2001.

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Assets and Liabilities

January 31, 2001 (Unaudited)

	CRT California Tax-Exempt Fund	CRT Money Market Fund	CRT New York Tax-Exempt Fund	CRT Tax-Exempt Fund	U.S. Government Fund

Assets
Investments in securities	$149,505,492	$6,787,112,651	$79,071,506	$1,000,891,294	$3,070,555,673
Investments in repurchase agreements	0	84,960,748	0	0	853,962,708

Investments at amortized cost	149,505,492	6,872,073,399	79,071,506	1,000,891,294	3,924,518,381
Cash	0	0	0	3,394,655	0
Receivable for Fund shares sold	47,709	4,145,271	393,570	519,568	899,931
Interest receivable	1,030,989	47,664,479	1,020,640	6,375,373	51,532,979
Deferred organization expenses	1,301	0	326	0	0
Prepaid expenses and other assets	32,528	2,697,440	84,973	254,356	1,786,985

Total assets	150,618,019	6,926,580,589	80,571,015	1,011,435,246	3,978,738,276

Liabilities
Distributions payable	183,509	16,844,374	97,410	1,226,520	9,144,430
Payable for Fund shares redeemed	130,244	3,979,671	24,423	413,560	1,676,489
Due to custodian bank	833,337	0	95,351	0	0
Advisory fee payable	903	30,903	485	5,714	18,860
Distribution Plan expenses payable	1,355	68,663	837	9,162	41,426
Due to other related parties	83	3,837	44	566	2,224
Accrued expenses and other liabilities	38,807	994,088	22,629	286,208	244,799

Total liabilities	1,188,238	21,921,536	241,179	1,941,730	11,128,228

Net assets	$149,429,781	$6,904,659,053	$80,329,836	$1,009,493,516	$3,967,610,048

Net assets represented by
Paid-in capital	$149,405,014	$6,906,985,298	$80,325,156	$1,009,473,469	$3,967,612,687
Undistributed (overdistributed) net investment income	(532)	(89)	3,620	(1,250)	(8,432)
Accumulated net realized gains or losses on securities	25,299	(2,326,156)	1,060	21,297	5,793

Total net assets	$149,429,781	$6,904,659,053	$80,329,836	$1,009,493,516	$3,967,610,048

Shares outstanding – Class A	149,404,229	6,906,985,200	80,325,155	1,009,472,100	3,967,612,722
Net asset value per share	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Operations

Six Months Ended January 31, 2001 (unaudited)

	CRT California Tax-Exempt Fund	CRT Money Market Fund	CRT New York Tax-Exempt Fund	CRT Tax-Exempt Fund	U.S. Government Fund

Investment income
Interest	$2,776,650	$216,031,064	$1,669,587	$19,351,619	$121,769,140

Expenses
Advisory fee	152,196	5,295,593	85,867	957,509	3,265,193
Distribution Plan expenses	228,294	12,432,208	148,315	1,507,084	7,097,393
Administrative services fees	13,836	645,739	7,806	91,338	374,081
Transfer agent fee	46,828	7,528,793	32,988	488,728	3,682,750
Trustees’ fees and expenses	2,742	128,531	1,539	19,609	73,703
Printing and postage expenses	9,920	363,400	6,153	80,363	190,771
Custodian fee	22,070	1,001,013	21,337	139,925	506,568
Registration and filing fees	27,012	786,354	11,322	74,459	262,652
Professional fees	10,543	15,321	10,081	10,740	14,474
Organization expenses	780	0	195	0	0
Other	23,165	107,654	556	36,551	15,902

Total expenses	537,386	28,304,606	326,159	3,406,306	15,483,487
Less: Expense reductions	(6,327)	(145,563)	(13,916)	(26,784)	(77,945)

Net expenses	531,059	28,159,043	312,243	3,379,522	15,405,542

Net investment income	2,245,591	187,872,021	1,357,344	15,972,097	106,363,598

Net realized gains on securities	22,963	24,792	1,060	15,695	5,813

Net increase in net assets resulting from operations	$2,268,554	$187,896,813	$1,358,404	$15,987,792	$106,369,411

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Changes in Net Assets

Six Months Ended January 31, 2001 (unaudited)

	CRT California Tax-Exempt Fund	CRT Money Market Fund	CRT New York Tax-Exempt Fund	CRT Tax-Exempt Fund	U.S. Government Fund

Operations
Net investment income	$ 2,245,591	$ 187,872,021	$ 1,357,344	$ 15,972,097	$ 106,363,598
Net realized gains on securities	22,963	24,792	1,060	15,695	5,813

Net increase in net assets resulting from operations	2,268,554	187,896,813	1,358,404	15,987,792	106,369,411

Distributions to shareholders from net investment income	(2,245,623)	(187,872,110)	(1,357,344)	(15,972,097)	(106,372,030)

Capital share transactions
Proceeds from shares sold	284,985,695	14,866,781,860	202,849,146	2,089,261,267	8,601,253,405
Net asset value of shares issued in reinvestment of distributions	2,231,103	184,345,370	1,320,273	15,978,597	105,167,671
Payment for shares redeemed	(258,526,497)	(13,721,124,439)	(164,341,497)	(1,918,856,144)	(8,142,809,347)

Net increase in net assets resulting from capital share transactions	28,690,301	1,330,002,791	39,827,922	186,383,720	563,611,729

Total increase in net assets	28,713,232	1,330,027,494	39,828,982	186,399,415	563,609,110
Net assets
Beginning of period	120,716,549	5,574,631,559	40,500,854	823,094,101	3,404,000,938

End of period	$149,429,781	$ 6,904,659,053	$80,329,836	$1,009,493,516	$3,967,610,048

Undistributed (overdistributed) net investment income	$ (532)	$ (89)	$ 3,620	$ (1,250)	$ (8,432)

See Combined Notes to Financial Statements.

Evergreen CRT Money Market Funds

Statements of Changes in Net Assets

Year Ended July 31, 2000

	CRT California Tax-Exempt Fund	CRT Money Market Fund	CRT New York Tax-Exempt Fund	CRT Tax-Exempt Fund	U.S. Government Fund

Operations
Net investment income	$ 3,177,500	$ 271,020,218	$ 894,181	$ 25,595,064	$ 177,838,239
Net realized gains or losses on securities	2,336	(2,309,713)	3,620	8,500	(20)

Net increase in net assets resulting from operations	3,179,836	268,710,505	897,801	25,603,564	177,838,219

Distributions to shareholders from net investment income	(3,177,500)	(271,020,218)	(894,181)	(25,595,064)	(177,838,239)

Capital share transactions
Proceeds from shares sold	223,062,531	13,432,237,694	137,576,204	2,796,364,526	12,626,674,787
Net asset value of shares issued in reinvestment of distributions	3,146,353	266,922,018	855,558	25,387,568	176,531,057
Payment for shares redeemed	(211,391,960)	(12,971,189,248)	(118,576,359)	(2,843,897,957)	(12,976,003,301)

Net increase (decrease) in net assets resulting from capital share transactions	14,816,924	727,970,464	19,855,403	(22,145,863)	(172,797,457)

Total increase (decrease) in net assets	14,819,260	725,660,751	19,859,023	(22,137,363)	(172,797,477)

Net assets
Beginning of period	105,897,289	4,848,970,808	20,641,831	845,231,464	3,576,798,415

End of period	$120,716,549	$ 5,574,631,559	$40,500,854	$ 823,094,101	$ 3,404,000,938

Undistributed (overdistributed) net investment income	$ (500)	$ 0	$ 3,620	$ (1,250)	$ 0

See Combined Notes to Financial Statements

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited)

1.  Organization
The Evergreen CRT Money Market Funds consist of Evergreen CRT California Tax-Exempt Money Market Fund (“CRT California Tax-Exempt Fund”), Evergreen CRT Money Market Fund (“CRT Money Market Fund”), Evergreen CRT New York Tax-Exempt Money Market Fund (“CRT New York Tax-Exempt Fund”), Evergreen CRT Tax-Exempt Money Market Fund (“CRT Tax-Exempt Fund”) and Evergreen U. S. Government Money Market Fund (“U.S. Government Fund”), (collectively, the “Funds”). Each Fund is a diversified series of Cash Resource Trust (the “Trust”), a Massachusetts business trust organized on June 14, 1993. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A shares which are sold at net asset value without a front-end sales charge but pay an ongoing distribution fee.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A.  Valuation of Investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B.  Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C.  Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D.  Federal Taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

E.  Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

F.  Organization Expenses

Organization expenses for CRT California Tax-Exempt Fund and CRT New York Tax-Exempt Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.
Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

3.  Advisory Fees and Other Transactions with Affiliates
On November 1, 2000, the Funds’ Board of Trustees approved the transfer of the investment advisory contracts with Mentor Investment Advisors, LLC to Evergreen Investment Management Company, LLC (“EIMC”) and First Union National Bank (“FUNB”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by First Union Corporation (“First Union”) and neither the fees nor services were changed.

FUNB, a subsidiary of First Union, is the investment advisor to CRT Money Market Fund and U.S. Government Fund.

EIMC, an indirect, wholly owned subsidiary of First Union, is the investment advisor to CRT California Tax-Exempt Fund, CRT New York Tax-Exempt Fund and CRT Tax-Exempt Fund.

Each investment advisor is paid a management fee that is calculated and paid daily, based on the combined average daily net assets of each Fund and its comparable fund within Evergreen Reserve Money Market Funds, determined by applying percentage rates, starting at 0.22% and declining to 0.15% per annum as net assets increase, to the average daily net assets of each Fund.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.02% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.
Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

4.  Distribution Plans
Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for its Class A shares. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, Class A shares of the CRT California Tax-Exempt Fund and CRT Tax-Exempt Fund incur distribution fees of 0.33% of the average daily net assets of each Fund; Class A shares of CRT Money Market Fund and U.S. Government Fund incur distribution fees of 0.38% of the average daily net asset of each Fund, and Class A shares of CRT New York Tax-Exempt Fund may incur distribution fees up to 0.50%, however, payments are currently limited to 0.38% of the Fund’s average daily net assets. The Distribution Plan expenses are calculated and paid daily.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares.

5.  Capital Share Transactions
The Funds have an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Funds are currently designated as Class A. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

CRT California Tax-Exempt Fund

	Six Months Ended January 31, 2001	Year Ended July 31, 2000

Class A
Shares sold	284,984,910	223,062,531
Shares issued in reinvestment of distributions	2,231,103	3,146,353
Shares redeemed	(258,526,497)	(211,391,960)

Net increase	28,689,516	14,816,924

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

CRT Money Market Fund

	Six Months Ended January 31, 2001	Year Ended July 31, 2000

Class A
Shares sold	14,866,781,860	13,432,237,694
Shares issued in reinvestment of distributions	184,345,364	266,921,926
Shares redeemed	(13,721,124,439)	(12,971,189,248)

Net increase	1,330,002,785	727,970,372

CRT New York Tax-Exempt Fund

	Six Months Ended January 31, 2001	Year Ended July 31, 2000

Class A
Shares sold	202,849,145	137,576,204
Shares issued in reinvestment of distributions	1,320,273	855,558
Shares redeemed	(164,341,497)	(118,576,359)

Net increase	39,827,921	19,855,403

CRT Tax-Exempt Fund

	Six Months Ended January 31, 2001	Year Ended July 31, 2000

Class A
Shares sold	2,089,261,267	2,796,364,526
Shares issued in reinvestment of distributions	15,978,597	25,387,564
Shares redeemed	(1,918,856,145)	(2,843,897,957)

Net increase (decrease)	186,383,719	(22,145,867)

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

U.S. Government Fund

	Six Months Ended January 31, 2001	Year Ended July 31, 2000

Class A
Shares sold	8,601,253,405	12,626,674,787
Shares issued in reinvestment of distributions	105,167,672	176,531,089
Shares redeemed	(8,142,809,345)	(12,976,003,301)

Net increase (decrease)	563,611,732	(172,797,425)

6.  Securities Transactions
On January 31, 2001 the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of July 31, 2000, CRT Money Market Fund had capital loss carryovers for federal income tax purposes of $30,493 and $10,742 which expire in 2006 and 2007, respectively.

Capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year. On July 31, 2000, CRT Money Market Fund and the U.S. Government Fund had incurred and elected to defer post October losses of $2,309,713 and $20, respectively.

7.  Expense Reductions
Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average daily net assets were as follows:

	Total Expense Reductions	% of Average Daily Net Assets

CRT California Tax-Exempt Fund	$ 6,327	0.01%
CRT Money Market Fund	145,563	0.00%
CRT New York Tax-Exempt Fund	13,916	0.04%
CRT Tax-Exempt Fund	26,784	0.01%
U.S. Government Fund	77,945	0.00%

Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

8.  Deferred Trustees’ Fees
Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Funds’ Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9.  Financing Agreement
The Funds and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the six months ended January 31, 2001, the Funds had no borrowings under these agreements.

10.  Concentration of Risk
CRT California Tax-Exempt Fund and CRT New York Tax-Exempt Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, each Fund may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.
Evergreen CRT Money Market Funds

Combined Notes to Financial Statements

(Unaudited) (continued)

11.  New Accounting Pronouncement
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirement will not have a material impact on the Funds’ financial statements.

200 Berkeley Street
Boston, MA 02116
1-800-343-2898

93161	553285	03/2001